Long-Term Prepaid Expenses (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Long-Term Prepaid Expenses [Line Items]
Lease Term	45 years
Amortization of long-term prepaid expenses	$ 41,032	$ 42,251
Land Use Rights [Member]
Long-Term Prepaid Expenses [Line Items]
Total fee	1,400,000
Public Infrastructures [Member]
Long-Term Prepaid Expenses [Line Items]
Total fee	$ 8,200,000